December 2017
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
www.usbank.com/abs
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Midland Loan Services, A Division of PNC National Bank
National Association
Special Servicer:
Midland Loan Services, A Division of PNC National Bank
National Association
Operating Advisor:
Trimont Real Estate Advisors, Inc
Payment Date:
Dec 12, 2017
Prior Payment:
Nov 10, 2017
Next Payment:
Jan 12, 2018
Record Date:
Nov 30, 2017
Determination Date:
Dec 6, 2017
First Payment Date:
Jun 12, 2015
Closing Date:
May 29, 2015
Rated Final Distribution Date:
May 12, 2025
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Loan Detail

Historical Loan Modification Report

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Historical Delinquency & Liquidation (Actual)

Delinquency Summary Report

REO Additional Detail

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquent Loan Detail

Investor Notice note page